Supplementary Cash Flow Information - Additional disclosures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Net (purchases) sales of investments classified at FVTPL
Short term investments	$ 1,592.6	$ 6,352.5
Bonds	(5,910.6)	(16,016.2)
Preferred stocks	(135.1)	(293.2)
Common stocks	(1,000.6)	(63.6)
Net derivatives and other invested assets	(45.4)	380.3
Net (purchases) sales of securities classified at FVTPL	(5,499.1)	(9,640.2)
Changes in operating assets and liabilities
Net decrease in restricted cash and cash equivalents	250.4	393.7
Insurance contract receivables	(282.4)	(1.6)
Reinsurance contract assets held	(723.0)	45.7
Insurance contract payables	(301.5)	(270.5)
Insurance contract liabilities	4,286.1	994.3
Other receivables	(270.9)	(348.0)
Accounts payable and accrued liabilities	541.2	326.1
Other	(423.6)	(337.2)
Changes in operating assets and liabilities	(3,076.3)	(802.5)
Net interest and dividends received
Interest and dividends received	1,595.1	1,030.8
Interest paid on borrowings	(428.1)	(360.5)
Interest paid on lease liabilities	(54.8)	(48.1)
Net interest and dividends received	1,112.2	622.2
Net income taxes paid	$ (713.9)	$ (416.4)